Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	31,619,259	34,475,224
Xunlei Limited [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	31,619,259	34,475,224